Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	$ 1,573
Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310
Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	160
Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	943
Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	7
Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	153
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310	[1]
Level 1 | Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310	[1]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	1,263	[2]
Level 2 | Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	160	[2]
Level 2 | Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	943	[2]
Level 2 | Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	7	[2]
Level 2 | Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	$ 153	[2]

[1]	quoted prices in active markets for identical assets or liabilities
[2]	observable inputs other than quoted prices in active markets for identical assets and liabilities